Personnel costs - Summary of Personnel Costs (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages and salaries			€ (271,767)	€ (209,965)	€ (250,196)
Social contributions, pension plans and indemnities			(51,725)	(50,750)	(61,156)
Share-based payments			(16,290)
Severance indemnities			(8,996)	(12,308)	(9,778)
Other long-term benefits			(8,702)
Uniforms			(4,434)	(5,013)	(8,481)
Insurances and other benefits			(2,455)	(3,142)	(1,460)
Other payroll expenses			(3,393)	(1,481)	(873)
Total personnel costs	€ (198,534)	€ (160,201)	€ (367,762)	€ (282,659)	€ (331,944)